Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Dividend history

	Year Ended December 31,
	2014	2013	2012
Quarterly dividend rate	$0.30	$0.28	$0.255
Annualized dividend rate	$1.20	$1.12	$1.02
Special dividend	$—	$—	$2.50
Dividends paid (in millions)	$326	$308	$984

Share repurchases
Share repurchases for the periods ended June 30 were as follows:

(in millions, except average price)	Three Months		Six Months
	2015	2014	2015	2014
Total number of shares purchased [1]	1.6	2.2	2.6	4.4
Average price paid per share [1]	$104.82	$79.65	$104.62	$79.06
Total cash utilized [2]	$164	$177	$274	$352

1
On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Harold W. McGraw III, then Chairman of the Company's Board of Directors and former President and CEO of the Company, at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. See Note 13 — Related Party Transactions for further information.

[2]
In December of 2013, 0.1 million shares were repurchased for approximately $10 million, which settled in January of 2014. Cash used for financing activities only reflects those shares which settled during the six months ended June 30, 2014 resulting in $362 million of cash used to repurchase shares.

Share repurchases were as follows:

(in millions, except average price)	Year Ended December 31,
	2014	2013	2012
Total number of shares purchased - 2013 Repurchase Program	4.4	—	—
Total number of shares purchased - 2011 Repurchase Program [1,2]	—	16.9	6.8
Average price paid per share 2.3	$79.06	$58.52	$50.35
Total cash utilized [3]	$352	$989	$295

[1]	2013 and 2012 include shares received as part of our accelerated share repurchase agreements as described in more detail below.

[2]
On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Harold W. McGraw III, Chairman of the Company's Board of Directors and former President and CEO of the Company, at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. See Note 13 — Related Party Transactions for further information.

[3]
In December 2013, 0.1 million shares were repurchased for approximately $10 million, which settled in January 2014. Excluding these 0.1 million shares, the average price paid per share was $58.36. Cash used for financing activities only reflects those shares which settled during the year ended December 31, 2014 resulting in $362 million of cash used to repurchase shares.

Redeemable noncontrolling interest rollforward
Changes to redeemable noncontrolling interest during the six months ended June 30, 2015 were as follows:

(in millions)
Balance as of December 31, 2014	$810
Net income attributable to noncontrolling interest	50
Distributions payable to noncontrolling interest	(34)
Redemption value adjustment	(16)
Balance as of June 30, 2015	$810

Changes to redeemable noncontrolling interest during the year ended December 31, 2014 were as follows:

(in millions)
Balance as of December 31, 2013	$810
Net income attributable to noncontrolling interest	92
Distributions to noncontrolling interest	(91)
Redemption value adjustment	(1)
Balance as of December 31, 2014	$810

Schedule of changes in the components of accumulated other comprehensive loss
The following table summarizes the changes in the components of accumulated other comprehensive loss for the six months ended June 30, 2015:

(in millions)	Foreign Currency Translation Adjustment	Pension and Postretirement Benefit Plans		Unrealized Gain (Loss) on Forward Exchange Contracts	Accumulated Other Comprehensive Loss
Balance as of December 31, 2014	$(83)	$(431)		$—	$(514)
Other comprehensive income before reclassifications	(34)	31		—	(3)
Reclassifications from accumulated other comprehensive loss to net earnings	—	6	[1]	—	6
Net other comprehensive income	(34)	37		—	3
Balance as of June 30, 2015	$(117)	$(394)		$—	$(511)

[1]	See Note 5 — Employee Benefits for additional details of items reclassed from accumulated other comprehensive loss to net earnings.

The following table summarizes the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2014:

(in millions)	Foreign Currency Translation Adjustment	Pension and Postretirement Benefit Plans		Unrealized Gain (Loss) on Forward Exchange Contracts	Accumulated Other Comprehensive Loss
Balance as of December 31, 2013	$23	$(216)		$(3)	$(196)
Other comprehensive income before reclassifications	(106)	(221)		3	(324)
Reclassifications from accumulated other comprehensive loss to net earnings		6	[1]		6
Net other comprehensive income	(106)	(215)		3	(318)
Balance as of December 31, 2014	$(83)	$(431)		$—	$(514)

[1]	See Note 6 — Employee Benefits for additional details of items reclassed from accumulated other comprehensive loss to net earnings.